PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in other provisions [abstract]
Provisions, start	$ 82.3
Additions	16.2
Acquisition of subsidiaries	2.2
Amounts used	(33.0)
Unused amounts reversed	(0.4)
Exchange differences	4.3
Provisions, end	71.6
Less: current portion	32.1	$ 43.2
Long-term portion	39.5	$ 39.1
Restoration and removal
Reconciliation of changes in other provisions [abstract]
Provisions, start	7.1
Additions	0.0
Acquisition of subsidiaries	1.6
Amounts used	(0.2)
Unused amounts reversed	(0.2)
Exchange differences	0.3
Provisions, end	8.6
Less: current portion	1.6
Long-term portion	7.0
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, start	21.2
Additions	0.0
Acquisition of subsidiaries	0.0
Amounts used	(5.6)
Unused amounts reversed	0.0
Exchange differences	1.2
Provisions, end	16.8
Less: current portion	6.8
Long-term portion	10.0
Legal
Reconciliation of changes in other provisions [abstract]
Provisions, start	2.9
Additions	1.0
Acquisition of subsidiaries	0.0
Amounts used	(0.8)
Unused amounts reversed	0.0
Exchange differences	0.2
Provisions, end	3.3
Less: current portion	2.6
Long-term portion	0.7
Warranties
Reconciliation of changes in other provisions [abstract]
Provisions, start	41.2
Additions	12.0
Acquisition of subsidiaries	0.0
Amounts used	(15.3)
Unused amounts reversed	(0.1)
Exchange differences	2.2
Provisions, end	40.0
Less: current portion	18.9
Long-term portion	21.1
Other
Reconciliation of changes in other provisions [abstract]
Provisions, start	9.9
Additions	3.2
Acquisition of subsidiaries	0.6
Amounts used	(11.1)
Unused amounts reversed	(0.1)
Exchange differences	0.4
Provisions, end	2.9
Less: current portion	2.2
Long-term portion	$ 0.7
Bottom of range
Disclosure of other provisions [line items]
Expected warranty claims on products, period	1 year
Top of range
Disclosure of other provisions [line items]
Expected warranty claims on products, period	10 years